CONCENTRATIONS	12 Months Ended
Jun. 30, 2022
CONCENTRATIONS
CONCENTRATIONS

NOTE 23. CONCENTRATIONS

Credit risk

As of June 30, 2021 and 2022, approximately ¥18.8 million and ¥20.3 million ($3.0 million) of the Company’s cash was on deposit at financial institutions in the PRC, respectively. Per PRC regulations, the maximum insured bank deposit amount is RMB500,000 for each financial institution. The Company’s total unprotected cash held in banks amounted to approximately ¥16.3 million and ¥17.8 million ($2.7 million) as of June 30, 2021 and 2022, respectively. As of June 30, 2021 and 2022, approximately ¥325.1 million and ¥297.2 million ($44.4 million) of the Company’s cash was on deposit at financial institutions in the Hong Kong, respectively. Per Hong Kong regulations, the maximum insured bank deposit amount is HKD 500,000 for each financial institution. The Company’s total unprotected cash held in banks amounted to approximately ¥324.7 million and ¥296.8 million ($44.3 million) as of June 30, 2021 and 2022, respectively.

Customer concentration risk

For the year ended June 30, 2020, CNPC represented 39% and another two customers represented 31% and 17% of the Company’s revenue, respectively. At June 30, 2020, CNPC accounted for 36% and another two customers accounted for 11% and 10% of the Company’s trade accounts receivable, net, respectively.

For the year ended June 30, 2021, CNPC represented 39%, SINOPEC represented 22% of the Company’s revenue, respectively. At June 30, 2021, CNPC accounted for 29%, SINOPEC represented 13% and another two customers accounted for 19% and 14% of the Company’s trade accounts receivable, net, respectively.

For the year ended June 30, 2022, CNPC represented 50%, SINOPEC represented 28%, and another customer represented 10% of the Company’s total revenue, respectively. At June 30, 2022, CNPC accounted for 49%, SINOPEC represented 22% and another customer accounted for 14% of the Company’s trade accounts receivable, net, respectively.